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                 PROSPECTUS SUPPLEMENT DATED DECEMBER 21, 2007*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)
  VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES                S-6419 K (5/07)
 RIVERSOURCE SUCCESSSION SELECT(SM) VARIABLE LIFE INSURANCE  S-6203 J (5/07)
 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE III        S-6211 J (5/07)
 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE                      S-6171 AJ (5/07)
 RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE        S-6185 P (11/07)

The information in this supplement updates and amends certain information contained in the variable life insurance prospectuses listed above. Please read it carefully and keep it with your variable life insurance prospectus.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, adviser;
Portfolio -- Select Value     in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Fund                          well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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S-6419-15 A (12/07)

* Destroy date: May 1, 2008.